Risk management (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Equity attributable to the Company's shareholders	R$ 3,992	R$ 7,322
Equity attributable to the Company's shareholders, percentage	5.90%	11.30%
Third-party capital	R$ 64,038	R$ 57,445
Third-party capital, percentage	94.10%	88.70%
Total	R$ 68,030	R$ 64,767
Capital, percentage	100.00%	100.00%